Other Liabilities, Provisions and Commitments - Summary of Other Non-current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 508	$ 934
Derivative financial instruments
Disclosure of financial liabilities [line items]
Other financial liabilities	9	571
Security deposits
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 499	$ 363